INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETSDuring the year ended December 31, 2021, the Company recorded an impairment expense of $11,544 resulting from the expected sunset of 2G/3G networks in Sweden which will impact the connectivity offering of our Maingate group. Our Maingate group is part of our IoT Solutions reportable segment (see note 6). As the carrying value of the Swedish connectivity asset group was higher than the estimated fair value, which was based on expected future cash flows discounted at 13%, an impairment expense was recognized on the customer relationships, brand, and research and development intangible asset components of our Maingate group. The fair value is a level 3 measurement which required significant judgment. The unobservable inputs include future assumptions about the attrition rate, profit margin, and our weighted-average cost of capital.
The components of intangible assets at December 31 were as follows:

	2021
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,576	$14,226	$1,350
Licenses	57,382	51,251	6,131
Intellectual property	30,125	27,466	2,659
Customer relationships	125,187	88,659	36,528
Brand	15,069	7,065	8,004
Research and development	9,982	9,946	36
	$253,321	$198,613	$54,708

	2020
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$16,300	$14,649	$1,651
Licenses	57,480	53,153	4,327
Intellectual property	28,916	26,095	2,821
Customer relationships	140,892	83,858	57,034
Brand	17,070	5,631	11,439
Research and development	11,158	10,349	809
	$271,816	$193,735	$78,081
Estimated annual amortization expense for the next 5 years ended December 31 is as follows:

Amount
2022	13,281
2023	11,784
2024	10,418
2025	6,458
2026	5,311
Amortization expense relating to intangible assets was $14,582 and $17,216 for the years ended December 31, 2021 and 2020, respectively.
The weighted-average remaining useful lives of intangible assets was 5.3 years as at December 31, 2021.
At December 31, 2021 and 2020, substantially all intangible assets were subject to amortization.